UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08134

Investment Company Act File Number

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance High Yield Municipal Income Fund

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

Eaton Vance

High Yield Municipal Income Fund

April 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 109.5%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.1%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23	$630	$544,960

		$544,960

Education — 5.1%
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	$1,570	$1,623,867
Forest Grove, OR, (Pacific University), 5.25%, 5/1/34	2,055	2,172,464
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/26	500	555,590
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,313,900
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,935	2,166,039
University of California, 5.00%, 5/15/38(1)(2)	10,000	11,011,300
Westchester County Local Development Corp., NY, (Pace University), 5.00%, 5/1/34	8,135	8,256,618

		$37,099,778

Electric Utilities — 3.7%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,695	$1,724,256
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	5,920	6,584,165
Long Island Power Authority, NY, 5.00%, 5/1/38	10,000	10,502,700
Ohio Water Development Authority, (FirstEnergy Nuclear Generation LLC), 4.00% to 6/3/19 (Put Date), 12/1/33	5,735	6,003,799
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	1,520	1,475,768
Vernon, CA, 5.125%, 8/1/21	875	971,066

		$27,261,754

Escrowed/Prerefunded — 0.4%
Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$3,500	$2,857,120

		$2,857,120

General Obligations — 7.4%
California, 5.00%, 12/1/31	$5,000	$5,638,750
California, 5.00%, 9/1/32	14,255	15,950,775
Illinois, 5.00%, 5/1/35(3)	7,000	7,339,780
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(1)	6,480	7,051,536
Santa Clara County, CA, (Election of 2008), 3.375%, 8/1/37	2,350	2,089,432
Washington, 5.25%, 2/1/36(1)	10,000	11,349,300
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	3,855	4,443,581

		$53,863,154

Health Care – Miscellaneous — 1.1%
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$1,525	$1,479,997
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(4)	369	369,419
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(4)	343	343,837

1

Security	Principal Amount (000’s omitted)	Value
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(4)	$289	$289,198
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(4)	54	54,238
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(4)	123	123,271
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(4)	341	341,466
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(4)	143	143,376
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 12/1/36(4)	286	286,002
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(4)	86	86,025
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(4)	190	190,477
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(4)	157	157,537
Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	4,075	4,144,397

		$8,009,240

Hospital — 14.3%
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$5,360	$5,370,345
Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	6,555	6,987,827
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	6,340	7,871,998
Indiana County, PA, Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,705	4,051,936
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,684,741
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	2,005	2,333,760
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	6,205	6,210,088
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	2,450	2,496,183
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,570,593
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	7,470	7,849,028
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,190	3,270,962
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,000	2,032,440
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	1,780	1,781,691
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	4,900	4,617,564
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.125%, 7/1/31	2,500	2,502,625
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,345,785
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	1,455	1,545,225
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	5,520	5,588,503
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	7,000	7,776,160
Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare Project), 4.75%, 12/1/36	11,320	11,368,789

2

Security	Principal Amount (000’s omitted)	Value
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	$2,580	$2,808,949
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	5,000	5,136,350
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,691,425

		$103,892,967

Housing — 1.6%
Centerline Equity Issuer Trust, TN, 6.00%, 5/15/19(4)	$4,000	$4,607,040
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,455	1,457,590
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	385	385,520
Oregon Health Authority, (Trillium Affordable Housing), Series A, (AMT), 6.75%, 2/15/29	2,555	2,555,511
Oregon Health Authority, (Trillium Affordable Housing), Series B, (AMT), 6.75%, 2/15/29	1,140	1,139,840
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	860	516,017
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(6)	2,000	1,200,040

		$11,861,558

Industrial Development Revenue — 14.5%
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,655	$1,654,950
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	2,190	2,191,292
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), 4.95%, 5/15/33	140	148,368
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	9,085	10,025,843
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	1,180	1,436,261
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	6,510	6,878,987
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	5,610	5,617,742
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	770	779,948
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	1,745	1,731,162
Louisiana Public Facilities Authority (Cleco Power LLC), 4.25%, 12/1/38	3,250	3,184,285
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	2,175	2,207,494
Maricopa County, AZ, Pollution Control Corp., (El Paso Electric Co. Palo Verde Project), 4.50%, 8/1/42	6,500	6,422,715
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,245	2,056,038
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	445	433,136
Massachusetts Development Finance Agency, (Covanta Energy Project), 4.875%, 11/1/42	8,000	7,908,880
Massachusetts Development Finance Agency, (Covanta Energy Project), (AMT), 5.25%, 11/1/42	3,745	3,770,541
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	983,070
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	6,155	6,050,796
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	2,760	2,802,973
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	8,406,210
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,471,600
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000A, 5.625%, 11/15/30	760	784,236
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000B, 5.625%, 11/15/30	1,285	1,325,979

3

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	$6,245	$6,772,328
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	5,455	4,760,688
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	8,200	8,202,870
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	4,230	4,560,236

		$105,568,628

Insured-Electric Utilities — 1.1%
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	$7,360	$8,016,806

		$8,016,806

Insured-General Obligations — 0.9%
Chicago, IL, (AGM), 5.25%, 1/1/31	$4,000	$4,237,680
Detroit, MI, (AGC), 5.00%, 4/1/20	2,560	2,515,686

		$6,753,366

Insured-Industrial Development Revenue — 1.5%
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	$8,050	$8,527,285
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	2,500	2,419,700

		$10,946,985

Insured-Other Revenue — 2.8%
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	$10,510	$5,302,505
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	10,000	4,397,600
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/34	12,700	3,883,025
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	5,650	6,662,028

		$20,245,158

Insured-Special Tax Revenue — 1.8%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$14,500	$13,026,655

		$13,026,655

Insured-Student Loan — 0.8%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$5,470	$5,868,599

		$5,868,599

Insured-Transportation — 6.6%
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,644,780
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	708,747
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,445,771
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	5,134,650
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	6,443,000
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	1,820,145
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42(7)	10,000	11,438,200
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/32	20,335	7,243,327
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,150	7,919,626
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	4,421,696

		$48,219,942

Insured-Water and Sewer — 0.4%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/27	$2,710	$2,664,662

		$2,664,662

4

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 2.1%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(1)	$10,875	$12,388,147
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	2,765	3,074,791

		$15,462,938

Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$925	$874,717

		$874,717

Other Revenue — 9.3%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$1,150	$1,255,237
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	1,290	1,407,106
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	700	766,108
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	6,250	4,601,437
Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(4)	6,000	5,595,600
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)(2)	7,200	7,622,496
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,265,350
Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(4)(6)	14,000	7,637,000
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	690	653,071
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	7,500	8,237,700
Seminole Tribe, FL, 5.25%, 10/1/27(4)	9,000	9,636,570
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	4,765	4,968,132
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	1,928,467
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	8,185	8,185,982

		$67,760,256

Senior Living/Life Care — 9.8%
Albemarle County, VA, Economic Development Authority, (Westminster-Canterbury Blue Ridge), 5.00%, 1/1/42	$900	$864,756
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,890	8,009,454
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	1,575	1,583,946
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	6,000	5,765,820
Cliff House Trust, (AMT), 6.625%, 6/1/27(6)	3,000	1,152,900
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,044,950
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,290	2,345,006
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc. Project), 5.75%, 1/1/28	315	335,305
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc. Project), 6.375%, 1/1/33	655	697,287
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	552,610
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	505,637
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,001,220

5

Security	Principal Amount (000’s omitted)	Value
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	$7,425	$7,068,971
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	6,000	6,036,840
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,555	2,562,052
Massachusetts Development Finance Agency, (North Hill Communities), 3.50%, 11/15/16	234	234,311
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	1,583	1,583,807
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	1,780	1,790,235
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	1,085	1,030,218
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	1,560	1,355,687
North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(6)	3,475	346,735
North Miami, FL, Health Care Facilities, (Imperial Club), 7.625%, (0.00% until 1/1/17), 1/1/41(6)	7,315	729,891
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49(3)	1,710	1,825,801
Savannah, GA, Economic Development Authority, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,174,480
St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	530	530,175
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,225	1,248,581
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,460	5,505,100
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	450	463,779
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	1,320	1,362,491
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,230,808
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,156,678
Warren County, OH, Health Care Facilities, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	528,340
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,565,125
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	1,030	1,073,332

		$71,262,328

Special Tax Revenue — 8.3%
Aliso Viejo, CA, Community Facilities District, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$7,381,360
Avelar Creek Community Development District, (Capital Improvements), FL, 5.375%, 5/1/36	1,250	1,187,563
Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	55	50,222
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	6,167	5,801,605
Dupree Lakes Community Development District, FL, 5.375%, 5/1/37	3,100	2,743,841
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(1)	19,980	24,422,953
New River Community Development District, (Capital Improvements), FL, Series 2010A-1, 5.75%, 5/1/38	530	428,404
New River Community Development District, (Capital Improvements), FL, Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	1,390	613,685
New River Community Development District, (Capital Improvements), FL, Series 2010B-1, 5.00%, 5/1/15	765	749,440
New River Community Development District, (Capital Improvements), FL, Series 2010B-2, 5.00%, (0.00% until 11/1/14), 5/1/18	1,085	587,148
New River Community Development District, (Capital Improvements), FL, 5.00%, 5/1/13(5)	1,005	10
Poinciana West Community Development District, FL, 6.00%, 5/1/37	2,230	2,157,168
River Hall Community Development District, (Capital Improvements), FL, 5.45%, 5/1/36	2,925	2,789,222
South Orange County Public Financing Authority, (Ladera Ranch), CA, 5.00%, 8/15/31	1,500	1,622,910

6

Security	Principal Amount (000’s omitted)	Value
South Orange County Public Financing Authority, (Ladera Ranch), CA, 5.00%, 8/15/33	$1,000	$1,066,910
South Orange County Public Financing Authority, (Ladera Ranch), CA, 5.00%, 8/15/34	450	478,679
Southern Hills Plantation I, Community Development District, FL, Series A1, 5.80%, 5/1/35	1,323	1,210,180
Southern Hills Plantation I, Community Development District, FL, Series A2, 5.80%, 5/1/35	975	731,123
Sterling Hill Community Development District, FL, 5.50%, 5/1/37(6)	3,650	730,000
University Square Community Development District, FL, 5.875%, 5/1/38	1,775	1,784,993
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	3,505	3,857,743

		$60,395,159

Student Loan — 0.7%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$2,765	$2,741,000
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	2,680	2,684,234

		$5,425,234

Transportation — 12.9%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$565	$618,884
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	2,838,324
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,381,705
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,541,550
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	7,723,940
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,127,638
Kentucky Public Transportation Infrastructure Authority, Toll Revenue, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,194,898
Kentucky Public Transportation Infrastructure Authority, Toll Revenue, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	482,035
Kentucky Public Transportation Infrastructure Authority, Toll Revenue, (Downtown Crossing Project), 0.00%, 7/1/30	500	195,155
Kentucky Public Transportation Infrastructure Authority, Toll Revenue, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	411,804
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 5.875%, 12/15/38	2,000	2,326,660
North Texas Tollway Authority, 5.50%, 9/1/41(1)(2)	10,000	11,280,200
North Texas Tollway Authority, 5.75%, 1/1/38	7,150	7,790,425
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,724,801
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	560	570,702
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	1,125	1,128,330
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(1)	10,000	10,183,200
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(1)	5,025	5,599,709
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	9,990	10,966,423
Route 460 Funding Corp., VA, 0.00%, 7/1/39	4,700	1,133,875
Route 460 Funding Corp., VA, 0.00%, 7/1/40	9,890	2,250,568
Route 460 Funding Corp., VA, 0.00%, 7/1/41	10,630	2,272,375
San Jose, CA, Airport, (AMT), 5.00%, 3/1/24	2,135	2,384,752
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,650	4,245,096
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	3,907,238
Walker Field, Public Airport Authority, CO, 4.75%, 12/1/27	1,090	1,114,460

		$94,394,747

7

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 2.2%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$3,185	$3,083,207
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,274,648
Detroit, MI, Water Supply System, 5.25%, 7/1/41	9,850	9,605,720

		$15,963,575

Total Tax-Exempt Municipal Securities — 109.5% (identified cost $777,710,661)		$798,240,286

Taxable Municipal Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 0.2%
Pueblo of Santa Ana, NM, 15.00%, 4/1/24(4)	$1,388	$1,398,558

Total Taxable Municipal Securities — 0.2% (identified cost $1,387,500)		$1,398,558

Total Investments — 109.7% (identified cost $779,098,161)		$799,638,844

Other Assets, Less Liabilities — (9.7)%		$(70,878,973)

Net Assets — 100.0%		$728,759,871

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

At April 30, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	16.8%
New York	13.1%
Others, representing less than 10% individually	79.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2014, 14.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 5.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $10,113,996.

8

(3)	When-issued security.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $39,445,596 or 5.4% of the Fund’s net assets.

(5)	Defaulted matured bond.

(6)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)	Security is in default and making only partial interest payments.

A summary of open financial instruments at April 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/14	175 U.S. 10-Year Treasury Note	Short	$(21,686,008)	$(21,773,828)	$(87,820)
6/14	168 U.S. Long Treasury Bond	Short	(22,040,505)	(22,669,500)	(628,995)

					$(716,815)

At April 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $716,815.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$692,429,629

Gross unrealized appreciation	$49,287,011
Gross unrealized depreciation	(26,302,796)

Net unrealized appreciation	$22,984,215

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$798,240,286	$—	$798,240,286
Taxable Municipal Securities	—	1,398,558	—	1,398,558
Total Investments	$—	$799,638,844	$—	$799,638,844

Liability Description
Futures Contracts	$(716,815)	$—	$—	$(716,815)
Total	$(716,815)	$—	$—	$(716,815)

The Fund held no investments or other financial instruments as of January 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

April 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 97.7%

Security	Principal Amount (000’s omitted)	Value
Education — 6.8%
Curators of the University of Missouri, System Facilities Revenue, 5.00%, 11/1/19	$5,000	$5,931,900
Florida Board of Education, Lottery Revenue, 4.00%, 7/1/14	5,000	5,033,050
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/18	14,425	16,746,560
North Penn, PA, School District, 5.00%, 3/1/21	3,010	3,501,593
University of Arkansas, 4.00%, 12/1/14	810	828,314
University of Arkansas, 4.00%, 12/1/15	670	708,592
University of Iowa Facilities Corp., (Medical Education & Biomedical Research Facility), 3.75%, 6/1/17	1,005	1,097,068
University of North Carolina System, 5.00%, 5/1/18	1,365	1,568,781
University of Texas, 5.00%, 8/15/23	4,775	5,583,503
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/20	1,000	1,192,120
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/21	810	972,146
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	1,850	2,071,778

		$45,235,405

Electric Utilities — 3.5%
California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/14	$735	$735,103
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/20	5,000	5,969,000
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/21(1)	2,000	2,407,060
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/19	7,085	8,306,383
Southern California Public Power Authority, 5.00%, 7/1/20	5,005	5,817,061

		$23,234,607

Escrowed/Prerefunded — 1.4%
Massachusetts Bay Transportation Authority, Escrowed to Maturity, 4.00%, 7/1/15	$870	$908,750
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.00%, 7/1/34	750	876,052
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 9/1/14, 5.25%, 9/1/29	1,000	1,017,240
Palmdale, CA, Community Redevelopment Agency, Escrowed to Maturity, 8.00%, 3/1/16	1,000	1,140,320
Texas Transportation Commission, Prerefunded to 4/1/16, 5.00%, 4/1/23	4,635	5,052,567
Tobacco Settlement Financing Corp., VA, Prerefunded to 6/1/15, 5.625%, 6/1/37	270	286,092

		$9,281,021

General Obligations — 40.1%
Alabama, 5.00%, 8/1/20	$3,530	$4,222,198
Allen County Juvenile Justice Center Building Corp., IN, 3.00%, 1/1/15	720	732,326
Allen County Juvenile Justice Center Building Corp., IN, 3.00%, 7/1/15	695	715,523
Allen County Juvenile Justice Center Building Corp., IN, 3.00%, 1/1/16	1,020	1,059,301
Anne Arundel County, MD, 5.00%, 4/1/21	6,615	7,965,055
Atlantic County, NJ, 2.50%, 10/1/14	730	737,344
Barbers Hill, TX, Independent School District, 4.00%, 2/15/23	2,000	2,207,960
Barbers Hill, TX, Independent School District, 4.00%, 2/15/24	4,245	4,696,074
Barbers Hill, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/19	2,010	2,364,363
Bergen County, NJ, 3.25%, 11/1/16	2,195	2,345,950

Security	Principal Amount (000’s omitted)	Value
Berks County, PA, 5.00%, 11/15/22	$1,700	$1,959,573
Brown County, WI, 4.00%, 11/1/21	620	693,569
California, 5.00%, 9/1/20	2,420	2,886,140
Cary, NC, 5.00%, 6/1/18	195	226,420
Chattanooga, TN, 5.00%, 10/1/21	1,000	1,210,100
Clark County, WA, Battleground School District No. 119, 4.00%, 12/1/20	1,000	1,128,570
Clark County, WA, Camas School District No. 117, 3.00%, 12/1/15	1,015	1,058,767
College Station, TX, 5.00%, 2/15/24	1,000	1,164,840
Columbia County, GA, School District, 5.00%, 4/1/16	1,000	1,089,580
Comal County, TX, 4.00%, 2/1/18	1,200	1,326,084
Commonwealth of Pennsylvania, 5.00%, 6/1/20	2,725	3,246,728
Crandall, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/14	380	379,791
Crandall, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/16	300	295,881
Dallas, TX, Independent School District, (PSF Guaranteed), 5.50%, 2/15/18	240	280,790
Deer Park, TX, Independent School District, 3.00%, 2/15/15	125	127,848
DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties, IL, Community College District No. 523, (Kishwaukee Community College), 0.00%, 2/1/16	500	493,305
Del Mar College District, TX, 4.00%, 8/15/16	1,000	1,083,000
Denton, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/15	825	821,287
Denver City and County, CO, (Better Denver), 5.00%, 8/1/21	1,365	1,658,489
Eagle Mountain & Saginaw, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/20	155	136,834
El Camino, CA, Community College District, 0.00%, 8/1/17	1,390	1,342,198
El Camino, CA, Community College District, 0.00%, 8/1/18	2,280	2,160,596
El Dorado, CA, Union High School District, 0.00%, 8/1/18	110	101,264
El Dorado, CA, Union High School District, 0.00%, 8/1/21	45	36,206
El Dorado, CA, Union High School District, 0.00%, 8/1/22	100	76,072
Fairfax County, VA, 4.00%, 4/1/23	1,000	1,102,610
Fitchburg, MA, 4.00%, 12/1/16	570	618,222
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/21	5,000	6,020,050
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	3,000	3,536,970
Frisco, TX, 4.00%, 2/15/19	155	174,380
Garland, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/16	1,525	1,513,654
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/16	200	200,466
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/18	300	300,630
Georgia, 5.00%, 5/1/15	315	330,407
Georgia, 5.75%, 8/1/14	500	507,170
Glasscock County, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/23	500	582,695
Guilford County, NC, Series 2007C, 5.00%, 4/1/18	1,220	1,407,368
Guilford County, NC, Series 2010A, 5.00%, 8/1/19	1,265	1,498,317
Guilford County, NC, Series 2010D, 5.00%, 8/1/19	10,190	12,069,444
Guilford County, NC, Series 2012A, 5.00%, 3/1/19	3,000	3,525,120
Gull Lake, MI, Community Schools, 5.00%, 5/1/20	1,465	1,716,540
Hartford County, CT, Metropolitan District, 5.00%, 7/15/18	4,250	4,949,635
Irving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/17	420	459,257
Kenston Local School District, OH, 4.00%, 12/1/14	765	781,547
Lake County, IL, Community College District No. 532, 4.00%, 6/1/21	4,230	4,745,299
Leander, TX, Independent School District, 0.00%, 8/15/17	1,240	1,196,724
Leander, TX, Independent School District, 0.00%, 8/15/18	2,240	2,114,157
Leander, TX, Independent School District, 0.00%, 8/15/20	3,000	2,622,000
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/15	400	398,596
Lewisville, TX, Independent School District, 5.00%, 8/15/18	1,365	1,586,321
Lone Star College System, TX, 5.00%, 2/15/20	220	258,309

Security	Principal Amount (000’s omitted)	Value
Manhattan Beach, CA, Unified School District, 3.00%, 9/1/20	$350	$378,994
Maricopa County, AZ, Community College District, 2.00%, 7/1/14	2,845	2,854,189
Maryland, 5.00%, 3/1/19	5,465	6,438,480
Maryland, 5.00%, 8/1/19	4,250	5,048,107
Massachusetts, 4.00%, 1/1/15	500	512,960
Massachusetts, 5.00%, 8/1/17	2,500	2,843,200
Mecklenburg County, NC, 5.00%, 12/1/19	7,605	9,075,427
Mecklenburg County Public Facilities Corp., NC, 5.00%, 3/1/22	5,795	6,743,062
Metro, OR, 5.00%, 6/1/19	1,000	1,183,230
Middlesex County, NJ, 2.00%, 6/1/14	3,510	3,515,756
Middlesex County, NJ, 2.50%, 6/1/15	3,295	3,377,836
Minnesota, 4.00%, 8/1/16	1,750	1,892,292
Minnesota, 4.00%, 8/1/19	3,000	3,404,970
Minnesota, 5.00%, 6/1/18	1,000	1,160,250
Minnesota, 5.00%, 8/1/18	90	104,841
Minnesota, 5.00%, 8/1/21	3,275	3,966,778
Monmouth County, NJ, 4.00%, 12/1/16	1,095	1,194,579
Montclair, NJ, 3.00%, 3/1/15	1,285	1,315,249
Montclair, NJ, 3.00%, 3/1/16	1,365	1,430,766
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/15	835	854,656
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/16	870	911,917
Montgomery County, MD, (Public Improvement), 5.00%, 11/1/20	5,000	6,028,600
Morris County, NJ, 5.00%, 2/15/17	1,650	1,852,636
Morris County, NJ, 5.00%, 2/15/19	1,720	2,024,320
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/23	945	706,558
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/24	900	672,777
New Hanover County, NC, 5.00%, 12/1/18	430	504,932
Northside, TX, Independent School District, (PSF Guaranteed), 3.00%, 8/1/15	265	274,426
Ocean County, NJ, 3.00%, 9/1/14	775	782,316
Ocean County, NJ, 3.00%, 8/1/16	1,255	1,328,919
Ocean County, NJ, 4.00%, 9/1/15	1,250	1,312,162
Ohio, 4.00%, 9/1/15	935	982,526
Ohio, 5.50%, 6/15/20	500	572,410
Oklahoma County, OK, Independent School District No. 12 Edmond, 2.00%, 3/1/15	2,500	2,539,025
Oklahoma County, OK, Independent School District No. 89 Oklahoma City, 2.00%, 7/1/15	3,670	3,742,556
Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	450	494,456
Pennsylvania, 5.00%, 2/15/17	2,500	2,803,325
Pennsylvania, 5.00%, 2/15/19	2,000	2,342,660
Pima County, AZ, 4.00%, 7/1/18	2,400	2,686,488
Portland, OR, (Public Safety Projects & Emergency Facilities), 5.00%, 6/15/20	1,725	2,071,690
Portland, OR, (Public Safety Projects & Emergency Facilities), 5.00%, 6/15/21	1,530	1,856,487
Reedy Creek, FL, Improvement District, 5.00%, 6/1/20	1,000	1,185,520
Roma, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/15	235	234,344
Saint Augustine, FL, Capital Improvement, 3.00%, 10/1/18	275	291,236
San Antonio, TX, 4.00%, 8/1/15	800	838,984
San Diego, CA, Community College District, 0.00%, 8/1/18	285	267,034
San Diego, CA, Community College District, 0.00%, 8/1/20	105	91,376
Schertz-Cibolo-Universal City, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/22	1,500	1,714,800
Seminole, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/23	1,000	1,106,490
Snohomish County, WA, Everett School District No. 2, 5.00%, 12/1/20	1,000	1,190,170
Spring Branch, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/18	1,875	2,156,494
St. Louis County, MO, School District C-2 Parkway, 5.00%, 3/1/21	645	775,929
St. Mary’s County, MD, 3.00%, 7/15/15	920	951,869
Suffolk, VA, 4.00%, 8/1/18	500	561,435

Security	Principal Amount (000’s omitted)	Value
Sumner County, TN, 3.00%, 6/1/16	$1,000	$1,055,350
Sumner County, TN, 5.00%, 6/1/16	3,000	3,290,670
Tarrant County, TX, 5.00%, 7/15/19	535	633,852
Texas, 5.00%, 10/1/20	1,000	1,142,300
Tomball, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/20	50	53,124
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/15	1,755	1,865,442
Utah, Series 2011A, 5.00%, 7/1/19	9,495	11,269,236
Utah, Series 2013, 5.00%, 7/1/19	5,000	5,934,300
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,817,446
Virginia Beach, VA, 5.00%, 7/15/19	1,000	1,188,140
Wake County, NC, 5.00%, 3/1/23	2,120	2,434,778
Washington, 5.00%, 7/1/22	5,000	5,766,950
Washington, Suburban Sanitary District, MD, (Consolidated Public Improvement), 5.00%, 6/1/20	5,000	5,873,250
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/18	500	501,475
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/19	815	817,396
Wisconsin, 5.00%, 5/1/19	1,700	1,999,982
Wisconsin, 5.00%, 5/1/20	5,000	5,952,100
Wisconsin, 5.00%, 11/1/20	1,000	1,196,180
Wisconsin, 5.00%, 5/1/21	1,805	2,164,917
Yellowstone County, MT, School District No. 2, 5.00%, 6/15/22	1,075	1,304,749

		$267,660,040

Health Care — 0.0%(2)
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/18	$85	$96,573

		$96,573

Hospital — 9.4%
Beaver County, PA, Hospital Authority, (Heritage Valley Health System), 5.00%, 5/15/14	$1,895	$1,898,752
Beaver County, PA, Hospital Authority, (Heritage Valley Health System), 5.00%, 5/15/15	1,435	1,503,363
Fairfax County, VA, Industrial Development Authority, (Inova Health System), 4.00%, 5/15/15	200	208,008
Florence County, SC, Hospital Revenue, (McLeod Regional Medical Center), 5.00%, 11/1/18	870	1,000,909
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/16	1,160	1,266,407
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/17	2,355	2,643,417
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/20	445	519,862
Indiana Finance Authority, Hospital Revenue, (Indiana University Health), 5.00%, 3/1/19	5,000	5,737,000
Indiana Finance Authority, Hospital Revenue, (Indiana University Health), 5.00%, 3/1/20	6,395	7,383,219
Indiana Finance Authority, Hospital Revenue, (Jackson County Schneck Memorial Hospital), 5.00%, 2/15/18	1,250	1,379,025
Massachusetts Health & Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,120,000
Monroe County Industrial Development Corp., NY, (Rochester General Hospital), 3.00%, 12/1/14	550	558,019
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/19	2,360	2,727,358
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/22	1,950	2,205,626
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/18	785	907,319
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/19	575	671,037
San Benito, CA, Health Care District, 3.00%, 3/1/16	250	259,865
San Benito, CA, Health Care District, 4.00%, 3/1/17	400	431,836
San Benito, CA, Health Care District, 4.00%, 3/1/18	300	327,276
San Benito, CA, Health Care District, 4.00%, 3/1/19	600	661,944
St. Mary Hospital Authority, PA, Health System, (Catholic Health East), 5.00%, 11/15/22	5,000	5,701,400

Security	Principal Amount (000’s omitted)	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/17	$800	$905,992
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/19	1,250	1,454,913
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), 5.00%, 8/15/19	1,295	1,505,204
Tarrant County, TX, Hospital District, 5.00%, 8/15/20	1,655	1,908,281
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 4.00%, 8/15/19	1,000	1,105,000
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/18	1,190	1,347,913
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 2.00%, 8/15/15	330	336,818
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/17	135	142,394
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/18	365	385,414
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,911,129
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/17	1,440	1,634,184
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,514,826
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	4,258,897
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/19	400	452,744
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,280,765
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/23	635	714,870
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/24	1,350	1,515,078

		$62,486,064

Housing — 1.1%
Minnesota Housing Finance Agency, 2.35%, 7/1/21	$345	$348,309
Virginia Housing Development Authority, 0.80%, 10/1/16	100	100,925
Virginia Housing Development Authority, 1.00%, 10/1/17	230	230,097
Virginia Housing Development Authority, 1.10%, 4/1/17	1,600	1,615,136
Virginia Housing Development Authority, 1.30%, 4/1/18	25	25,084
Virginia Housing Development Authority, 1.45%, 10/1/17	300	305,466
Virginia Housing Development Authority, 1.45%, 10/1/18	175	175,917
Virginia Housing Development Authority, 1.60%, 7/1/17	460	470,920
Virginia Housing Development Authority, 1.70%, 4/1/19	2,385	2,404,485
Virginia Housing Development Authority, 1.90%, 10/1/18	1,000	1,024,490
Virginia Housing Development Authority, 2.05%, 7/1/18	230	237,268
Virginia Housing Development Authority, 2.10%, 10/1/19	420	429,702

		$7,367,799

Industrial Development Revenue — 0.4%
Ohio, 5.00%, 6/1/19	$800	$937,960
Tulsa County, OK, Industrial Authority Capital Improvements, 4.00%, 5/15/15	2,000	2,078,840

		$3,016,800

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 0.5%
Palm Beach County, FL, School District, (AGM), 5.00%, 8/1/22	$3,000	$3,269,850

		$3,269,850

Insured-Electric Utilities — 0.4%
New York Power Authority, (NPFG), 5.00%, 11/15/21	$1,550	$1,757,390
Public Power Generation Agency, NE, (Whelan Energy Center), (AGC), (AMBAC), 5.00%, 1/1/18	1,145	1,257,519

		$3,014,909

Insured-Escrowed/Prerefunded — 0.8%
Collier County, FL, School Board, (AGM), Prerefunded to 2/15/16, 5.00%, 2/15/22	$1,525	$1,652,337
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	2,000	2,434,260
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/31	360	396,022
Massachusetts, (AGM), Prerefunded to 12/1/14, 5.00%, 11/1/24	375	385,470
New York Thruway Authority, (AMBAC), Prerefunded to 10/1/15, 5.00%, 4/1/21	175	186,965

		$5,055,054

Insured-General Obligations — 2.2%
Clackamas County, OR, School District No. 12, (AGM), 5.00%, 6/15/23	$6,420	$7,144,240
Forsyth County, GA, School District, (AGM), 5.00%, 2/1/15	5,000	5,184,500
Long Beach, CA, Community College District, (Election of 2002), (NPFG), 0.00%, 5/1/23	2,000	1,498,000
Riverside County, CA, Alvord Unified School District, (Election of 2012), (AGM), 5.00%, 8/1/18	170	194,873
Washington, (NPFG), 0.00%, 6/1/21	620	530,999
Washington, (XLCA), 0.00%, 12/1/16	200	196,678

		$14,749,290

Insured-Hospital — 0.2%
Carbon County, PA, Hospital Authority, (Gnaden Huetten Memorial Hospital), (AGM), 3.00%, 11/15/15	$1,000	$1,033,370
Carbon County, PA, Hospital Authority, (Gnaden Huetten Memorial Hospital), (AGM), 4.00%, 11/15/17	535	579,908

		$1,613,278

Insured-Lease Revenue/Certificates of Participation — 1.8%
Orange County, FL, School Board, (NPFG), 5.00%, 8/1/19	$6,500	$6,870,890
Palm Beach County, FL, School Board, (AGM), 5.00%, 8/1/23	4,655	5,061,707

		$11,932,597

Insured-Public Power/Electric Utilities — 0.2%
Greenville, NC, Utilities Commission, (AGM), 5.00%, 11/1/22	$1,060	$1,204,436

		$1,204,436

Insured-Special Tax Revenue — 0.3%
Hamilton County, OH, Sales Tax, (AMBAC), 5.00%, 12/1/20	$1,600	$1,762,320

		$1,762,320

Insured-Transportation — 1.3%
Central Puget Sound Regional Transit Authority, WA, (NPFG), 5.25%, 2/1/15	$1,865	$1,936,989
Florida Department of Transportation, (NPFG), 5.00%, 7/1/22	5,350	5,896,984
New York Thruway Authority, (AMBAC), 5.00%, 4/1/21	1,150	1,225,774

		$9,059,747

Insured-Water and Sewer — 0.2%
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/19	$1,050	$1,143,555

		$1,143,555

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 3.0%
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/18	$2,395	$2,757,340
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/19	2,420	2,832,150
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/20	610	718,769
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/22	2,215	2,628,452
Orange County, FL, School Board, 5.00%, 8/1/14	3,320	3,360,570
Orange County, FL, School Board, 5.00%, 8/1/15	5,000	5,287,400
Orange County, FL, School Board, 5.00%, 8/1/17	540	609,811
Orange County, FL, School Board, 5.00%, 8/1/18	675	776,567
Orange County, FL, School Board, 5.00%, 8/1/19	750	873,488

		$19,844,547

Other Revenue — 5.9%
Illinois Educational Facilities Authority, (University of Chicago), 1.875% to 2/12/15 (Put Date), 7/1/36	$3,525	$3,570,931
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 6/15/19	4,500	4,723,740
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 12/15/19	4,000	4,198,880
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 6/15/20	2,040	2,096,875
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 7/1/22	4,520	4,946,281
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 1/1/23	3,930	4,215,082
Texas Public Finance Authority, (Unemployment Compensation), 4.00%, 1/1/18(1)	3,000	3,228,510
Tobacco Settlement Financing Corp., NY, 5.00%, 6/1/21	5,000	5,425,000
Tobacco Settlement Financing Corp., NY, 5.00%, 6/1/22	5,000	5,605,400
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/15	1,085	1,150,740

		$39,161,439

Special Tax Revenue — 5.9%
Alameda County, CA, Transportation Commission, Sales Tax Revenue, 5.00%, 3/1/20	$5,000	$6,002,350
Catawba, NC, Limited Obligation Bonds, 4.00%, 10/1/16	1,045	1,131,651
Collier County, FL, Special Obligation, 5.00%, 10/1/15	2,605	2,778,858
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/15	3,000	3,174,150
Metropolitan Pier & Exposition Authority, IL, (McCormick Place), 5.00%, 12/15/22	1,000	1,112,320
New Mexico, Severance Tax, 5.00%, 7/1/15	1,425	1,505,626
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/19	5,000	5,867,100
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/21	5,000	5,951,450
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/21	2,000	2,399,580
Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue, 5.00%, 7/1/19	4,665	5,483,008
Portland, OR, Gas Tax Revenue, 5.00%, 2/1/20	1,325	1,573,384
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.00%, 7/1/17	145	164,681
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.25%, 7/1/21	1,000	1,221,690
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,340,492

		$39,706,340

Transportation — 7.0%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/17	$1,000	$1,140,350
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,927,900
Florida Department of Transportation, Series 2008A, 5.00%, 7/1/22	1,000	1,134,350
Florida Department of Transportation, Series 2013C, 5.00%, 7/1/22	2,500	3,012,525
Kansas Department of Transportation, 4.00%, 9/1/15	1,000	1,051,390
Maryland Department of Transportation, 4.00%, 5/15/16	1,305	1,402,666
Massachusetts Bay Transportation Authority, 5.25%, 7/1/20	2,000	2,423,300
Mesa, AZ, Highway Revenue, 5.00%, 7/1/20	1,225	1,289,937

Security	Principal Amount (000’s omitted)	Value
Mesa, AZ, Highway Revenue, 5.00%, 7/1/21	$1,550	$1,631,034
New Jersey Turnpike Authority, 5.00%, 1/1/22	3,325	3,793,792
New York Thruway Authority, 5.00%, 5/1/19	9,000	10,432,080
New York Thruway Authority, 5.00%, 4/1/21	1,010	1,201,870
Ohio Turnpike Commission, 5.00%, 2/15/20	1,265	1,475,699
Ohio, Major New State Infrastructure, 5.50%, 6/15/14	405	407,689
San Bernardino County, CA, Transportation Authority, 4.00%, 3/1/22	425	487,934
Texas Transportation Commission, 5.00%, 4/1/20	7,390	8,830,163
Wisconsin Department of Transportation, 5.00%, 7/1/21	2,750	3,214,090
Wisconsin Department of Transportation, 5.00%, 7/1/22	1,000	1,162,290

		$47,019,059

Water and Sewer — 5.3%
Alabama Drinking Water Finance Authority, 3.00%, 8/15/14	$3,135	$3,161,428
California Department of Water Resources, 5.00%, 12/1/24	1,965	2,265,783
East Bay, CA, Municipal Utility District, Water System Revenue, 5.00%, 6/1/14	1,145	1,149,855
East Bay, CA, Municipal Utility District, Water System Revenue, 5.00%, 6/1/15	3,510	3,696,907
Gwinnett County, GA, Water and Sewer Authority, 4.00%, 8/1/16	500	540,655
Honolulu, HI, City and County Wastewater System, 5.00%, 7/1/22	500	570,415
Houston, TX, Utility System, 5.00%, 5/15/20	5,000	5,948,350
Indiana Finance Authority, 5.00%, 2/1/23	1,000	1,153,450
Michigan Finance Authority, (Revolving Fund - Clean Water), 5.00%, 10/1/19	1,455	1,725,310
New York Environmental Facilities Corp., Clean Water and Drinking Water, 5.00%, 6/15/20	3,925	4,712,433
New York Environmental Facilities Corp., Clean Water and Drinking Water, 5.00%, 6/15/21	1,500	1,814,100
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,214,290
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/21	2,000	2,366,080
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	175	206,482
Seattle, WA, Water System, 5.00%, 9/1/20	1,000	1,195,720
Tohopekaliga Water Authority, FL, Utility System, 5.00%, 10/1/19	1,165	1,376,098
Tohopekaliga Water Authority, FL, Utility System, 5.00%, 10/1/20	1,705	2,031,184

		$35,128,540

Total Tax-Exempt Municipal Securities — 97.7% (identified cost $633,937,635)		$652,043,270

Taxable Municipal Securities — 0.0%(2)

Security	Principal Amount (000’s omitted)	Value
Education — 0.0%(2)
Virginia Public School Authority, 4.167%, 8/1/18	$225	$244,265

Total Taxable Municipal Securities — 0.0%(2) (identified cost $225,000)		$244,265

Total Investments — 97.7% (identified cost $634,162,635)		$652,287,535

Other Assets, Less Liabilities — 2.3%		$15,318,275

Net Assets — 100.0%		$667,605,810

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At April 30, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	12.6%
Florida	11.5%
Others, representing less than 10% individually	73.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2014, 8.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from less than 0.05% to 4.0% of total investments.

(1)	When-issued security.

(2)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at April 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$634,134,814

Gross unrealized appreciation	$18,173,100
Gross unrealized depreciation	(20,379)

Net unrealized appreciation	$18,152,721

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$652,043,270	$—	$652,043,270
Taxable Municipal Securities	—	244,265	—	244,265
Total Investments	$—	$652,287,535	$—	$652,287,535

The Fund held no investments or other financial instruments as of January 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

April 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.6%

Security	Principal Amount (000’s omitted)	Value
Education — 6.3%
Alabama Public School and College Authority, 5.00%, 12/1/24	$2,500	$2,821,650
Glasscock County, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/28	500	574,460
Glasscock County, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/29	865	994,430
Glasscock County, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/30	1,120	1,279,958
Hammond Multi-School Building Corp., IN, 5.00%, 7/15/23(1)	1,015	1,188,403
Michigan Strategic Fund Limited Obligation, (Facility for Rare Isotope Beams Project), 5.00%, 3/1/20	750	877,268
Michigan Strategic Fund Limited Obligation, (Facility for Rare Isotope Beams Project), 5.00%, 3/1/22	750	885,622
Nevada System of Higher Education, 5.00%, 7/1/23	1,000	1,206,460
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	1,110	1,227,149
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	5,000	6,126,350
University of Colorado, Enterprise Revenue, 5.00%, 6/1/18	500	579,040
University of Colorado, Enterprise Revenue, 5.00%, 6/1/26	1,065	1,218,871

		$18,979,661

Electric Utilities — 2.4%
Huntsville, AL, Electric System Revenue, 5.00%, 12/1/24	$270	$313,421
Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 11/1/20	1,000	1,180,370
Nebraska Public Power District, 5.00%, 1/1/21	1,405	1,652,997
Omaha Public Power District, NE, 5.00%, 2/1/29	810	920,379
Snohomish County, WA, Public Utility District No. 1, 5.00%, 12/1/18	1,680	1,962,223
Southern California Public Power Authority, (Southern Transmission Project), 5.00%, 7/1/23	1,000	1,154,560

		$7,183,950

Escrowed/Prerefunded — 0.6%
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	$2,350	$1,696,865
University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	20	22,100

		$1,718,965

General Obligations — 35.2%
Addison, TX, 5.00%, 2/15/24	$360	$427,543
Arlington County, VA, 5.00%, 8/15/14	3,565	3,616,265
Bloomfield, CT, 4.00%, 10/15/20	90	101,797
California, 5.00%, 12/1/21	5,000	6,004,650
Charlotte, NC, 5.00%, 7/1/22(1)	2,280	2,786,456
Charlotte, NC, 5.00%, 7/1/24(1)	3,000	3,723,030
Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	2,000	2,139,660
Commonwealth of Massachusetts, 5.00%, 10/1/24	325	382,473
Connecticut, 5.00%, 12/1/20	50	55,617
Conroe, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/24	1,000	1,174,120
Decatur, IL, 5.00%, 3/1/23	1,030	1,175,137
Delaware, 5.00%, 3/1/21	1,500	1,815,210
Edgewood City, OH, School District, 5.25%, 12/1/33	4,500	5,140,260
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 1/1/22	3,820	4,425,699
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	2,000	2,357,980
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/25	9,900	11,665,764
Forsan, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/31	1,460	1,624,732
Grand Prairie, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,470,877
Groton, CT, 4.00%, 7/15/19	50	56,544

1

Security	Principal Amount (000’s omitted)	Value
Hempfield, PA, School District, 5.00%, 10/15/27	$1,000	$1,123,070
Houston, TX, Community College System, 5.25%, 2/15/25	1,000	1,169,740
Howard County, MD, 5.00%, 8/15/19	2,000	2,372,480
Lakota, OH, Local School District, (School Facilities Construction & Improvement), 5.00%, 12/1/28	1,120	1,286,208
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	900	999,144
Leander, TX, Independent School District, 0.00%, 8/15/20	1,955	1,708,670
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/35	6,835	2,613,636
Lubbock, TX, 5.00%, 2/15/24	2,000	2,329,680
Lynchburg, VA, 3.00%, 12/1/16	250	266,180
Maryland, 5.00%, 3/1/16	7,250	7,874,152
Mecklenburg County, NC, 5.00%, 3/1/19	50	58,907
Menlo Park, CA, City School District, 5.00%, 7/1/32	835	967,306
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/25	2,215	1,594,800
New Braunfels, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/26	120	136,715
New York, 5.00%, 2/15/20	1,210	1,447,983
Newton, MA, 5.00%, 3/1/22	635	774,529
North Charleston, SC, Sewer District, 4.00%, 1/1/23	710	782,597
Orange Beach, AL, 5.00%, 2/1/24	270	317,966
Oregon, 5.00%, 11/1/21	1,710	2,076,111
Richardson, TX, 5.00%, 2/15/20	50	59,433
Rowland, CA, Unified School District, 5.00%, 8/1/26	1,000	1,155,990
Rowland, CA, Unified School District, 5.00%, 8/1/30	1,000	1,128,170
Saint Augustine, FL, Capital Improvement, 4.00%, 10/1/24	160	169,466
Saint Augustine, FL, Capital Improvement, 4.00%, 10/1/26	125	130,460
South Texas Community College District, 5.00%, 8/15/23	1,560	1,880,159
St. Louis County, MO, School District C-2 Parkway, 5.00%, 3/1/21	1,000	1,202,990
Tamalpais, CA, Union High School District, 5.00%, 8/1/25	1,000	1,195,740
Tatum, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/30	515	585,194
Texas, 5.00%, 4/1/21	3,000	3,625,260
Utah, 5.00%, 7/1/19	2,525	2,996,821
Vermont, 5.00%, 8/15/23	985	1,171,332
Washington, 5.00%, 7/1/24	850	994,610
Wisconsin, 5.00%, 5/1/19	3,500	4,117,610
Wisconsin, 5.00%, 5/1/24	2,225	2,641,898
Wisconsin, 5.00%, 5/1/27	1,000	1,162,340

		$105,261,161

Hospital — 10.4%
Allegheny County, PA, Hospital Development Authority, (UPMC Health System), 5.00%, 10/15/23(1)	$2,200	$2,526,876
Allen County, OH, Hospital Facilities (Catholic Health Partners), 5.00%, 5/1/21	765	881,418
Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.00%, 5/15/37	1,500	1,630,740
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,713,932
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/32	2,130	2,343,809
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/18	1,000	1,155,830
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/24	1,000	1,192,400
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/26	1,450	1,654,349
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.25%, 7/1/29	1,000	1,121,720
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	1,000	1,067,880
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/24	50	58,237
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/34	1,765	1,942,224
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/20	1,500	1,756,005

2

Security	Principal Amount (000’s omitted)	Value
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	$2,500	$2,747,075
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/32	2,885	3,105,702
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,125,230
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/23	1,000	1,125,780

		$31,149,207

Housing — 0.2%
Virginia Housing Development Authority, 2.45%, 7/1/19	$500	$521,270

		$521,270

Insured-Education — 1.0%
Palm Beach County, FL, School District, (AGM), 5.00%, 8/1/22	$2,725	$2,970,114

		$2,970,114

Insured-Escrowed/Prerefunded — 1.9%
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,434,260
Salt Lake and Sandy, UT, Metropolitan Water District, (AMBAC), Prerefunded to 7/1/14, 5.00%, 7/1/17	1,230	1,240,135
Simi Valley, CA, Unified School District, (NPFG), Prerefunded to 8/1/14, 5.00%, 8/1/28	2,000	2,024,560

		$5,698,955

Insured-General Obligations — 0.9%
Long Beach, CA, Community College District, (Election of 2002), (NPFG), 0.00%, 5/1/23	$1,480	$1,108,520
Massachusetts, (AMBAC), 5.50%, 12/1/23	1,000	1,271,230
Texas Transportation Commission, (NPFG), 5.00%, 4/1/29	250	259,575
West Virginia, (NPFG), 5.20%, 11/1/26	25	29,525

		$2,668,850

Insured-Lease Revenue/Certificates of Participation — 1.4%
Palm Beach County, FL, School Board, (AGM), 5.00%, 8/1/23	$4,000	$4,349,480

		$4,349,480

Insured-Water and Sewer — 4.7%
King County, WA, Sewer Revenue, (AGM), 5.00%, 1/1/36	$5,000	$5,407,600
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	2,000	2,445,960
New Mexico Finance Authority, (AMBAC), Prerefunded to 6/1/14, 5.00%, 6/1/23	1,000	1,004,160
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/19	1,000	1,089,100
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/25	1,275	1,332,248
Phoenix Civic Improvement Corp., AZ, Water System Revenue, (NPFG), 4.75%, 7/1/22	2,625	2,757,142

		$14,036,210

Lease Revenue/Certificates of Participation — 0.4%
Orange County, FL, School Board, 5.00%, 8/1/17	$500	$564,640
Orange County, FL, School Board, 5.00%, 8/1/18	500	575,235

		$1,139,875

Other Revenue — 1.7%
Bergen County, NJ, Improvement Authority, (East Rutherford Refunding Project), 5.00%, 12/15/25	$260	$321,030
Massachusetts Development Finance Agency, 5.00%, 5/1/32	1,000	1,119,830
Oregon State Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/27	300	349,014
Texas Public Finance Authority, (Unemployment Compensation), 4.00%, 1/1/18(1)	3,000	3,228,510

		$5,018,384

3

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 7.4%
Marana, AZ, Excise Tax Revenue, 4.00%, 7/1/20	$765	$848,461
Marana, AZ, Excise Tax Revenue, 5.00%, 7/1/23	450	526,793
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	2,000	2,253,080
Mesa, AZ, 5.00%, 7/1/27	1,850	2,048,782
Metropolitan Pier & Exposition Authority, IL, (McCormick Place), 5.00%, 12/15/22	1,500	1,668,480
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/23	500	587,360
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/21	5,000	5,951,450
New York, NY, Transitional Finance Authority, (Future Tax), 5.00%, 11/1/31	3,220	3,614,096
Riverside County, CA, Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/30	4,000	4,719,760

		$22,218,262

Transportation — 10.5%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/18	$1,000	$1,158,350
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,927,900
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,522,040
Florida Department of Transportation, 5.00%, 7/1/25	900	1,036,413
Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,153,330
Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,396,628
Louisiana Transportation Authority, 5.00%, 8/15/32	1,090	1,230,207
Massachusetts Transportation Fund, (Accelerated Bridge Program), 5.00%, 6/1/22	1,000	1,197,170
Metropolitan Transportation Authority, NY, 5.00%, 11/15/28	3,500	3,873,415
Metropolitan Transportation Authority, NY, 5.00%, 11/15/32	1,000	1,091,480
Metropolitan Transportation Authority, NY, 5.00%, 11/15/33	3,000	3,260,100
North Carolina, Grant Anticipation Revenue, 5.25%, 3/1/20	1,950	2,286,706
Virginia Transportation Board, 5.00%, 3/15/20	2,500	2,973,275
Wisconsin Department of Transportation, 5.00%, 7/1/23	2,000	2,319,200

		$31,426,214

Water and Sewer — 9.6%
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	$1,000	$1,201,900
Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,580,970
Honolulu, HI, City and County Wastewater System, 5.00%, 7/1/22	1,000	1,140,830
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	470	532,350
Louisville and Jefferson County, KY, Metro Government Board of Water Works, 5.00%, 11/15/16	5,295	5,897,465
Missouri Environmental Improvement and Energy Resources Authority, Water Revenue, 5.00%, 1/1/22	120	139,516
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	50	56,629
New York Environmental Facilities Corp., Clean Water and Drinking Water, 5.00%, 6/15/31	1,595	1,848,302
New York, NY, Municipal Water Finance Authority, Water and Sewer System, 5.00%, 6/15/20	775	924,490
New York, NY, Municipal Water Finance Authority, Water and Sewer System, 5.00%, 6/15/30	1,000	1,125,830
New York, NY, Municipal Water Finance Authority, Water and Sewer System, 5.00%, 6/15/35	1,900	2,106,036
New York, NY, Municipal Water Finance Authority, Water and Sewer System, 5.00%, 6/15/35	5,200	5,763,888
Northeast Ohio Regional Sewer District, 5.00%, 11/15/38	2,000	2,218,500
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/21	1,000	1,183,040
Rogers, AR, Water Revenue, 2.75%, 11/1/23	40	40,721
Westmoreland County, PA, Municipal Authority, Water and Sewer Revenue, 5.00%, 8/15/31	1,735	1,883,169

		$28,643,636

4

Value

Total Tax-Exempt Investments — 94.6% (identified cost $271,935,556)	$282,984,194

Other Assets, Less Liabilities — 5.4%	$16,225,298

Net Assets — 100.0%	$299,209,492

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At April 30, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	12.2%
New York	10.6%
Others, representing less than 10% individually	71.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2014, 10.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 5.4% of total investments.

(1)	When-issued security.

The Fund did not have any open financial instruments at April 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$271,925,824

Gross unrealized appreciation	$11,096,207
Gross unrealized depreciation	(37,837)

Net unrealized appreciation	$11,058,370

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$282,984,194	$—	$282,984,194
Total Investments	$—	$282,984,194	$—	$282,984,194

The Fund held no investments or other financial instruments as of January 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Tax-Advantaged Bond Strategies Long Term Fund

April 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.3%
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$56,978

		$56,978

Education — 0.8%
University of California, 5.125%, 5/15/29	$80	$93,232
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/32	50	56,238
Washington State University, 5.00%, 4/1/32	15	16,488

		$165,958

Escrowed/Prerefunded — 1.9%
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	$500	$361,035

		$361,035

General Obligations — 39.6%
Addison, TX, 5.00%, 2/15/26	$270	$314,942
California, 5.00%, 12/1/43	750	814,492
Edgewood City, OH, School District, 5.25%, 12/1/33	500	571,140
Lake County, IL, Township High School District No. 113-Highland Park, (School Building), 5.00%, 1/1/36	355	390,188
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/39	4,640	1,321,054
Louisiana Transportation Authority, 5.00%, 8/15/38	500	551,310
Massachusetts, 5.00%, 4/1/27	500	579,840
Menlo Park, CA, City School District, 5.00%, 7/1/32	500	579,225
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/27	1,000	653,720
Newton, MA, 5.00%, 3/1/21	500	604,710
Phoenix, AZ, 4.50%, 7/1/24	200	201,364
Umatilla County, OR, Pendleton School District No. 16R, (Deferred Interest), 0.00%, 6/15/27	1,060	673,100
Williamson County, TX, 5.00%, 2/15/28(1)	300	355,992

		$7,611,077

Hospital — 22.6%
Charlotte-Mecklenburg, NC, Hospital Authority, 5.125%, 1/15/37	$40	$42,829
Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.00%, 5/15/37	500	543,580
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/32	250	275,095
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 5.00%, 5/15/38	500	548,145
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/32	300	327,258
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	533,940
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/35	750	820,597
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	714,240
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/32	500	538,250

		$4,343,934

1

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 4.4%
Bergen County, NJ, Improvement Authority, 5.00%, 2/15/25	$250	$302,890
California Public Works Board, 5.00%, 9/1/39	500	537,795

		$840,685

Special Tax Revenue — 3.1%
Riverside County, CA, Transportation Commission, (Sales Tax Revenue), 5.25%, 6/1/30	$500	$589,970

		$589,970

Transportation — 7.4%
Kentucky Turnpike Authority, Economic Development Road, (Revitalization Project), 5.00%, 7/1/33	$500	$564,440
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	795,165
Texas Transportation Commission, 5.00%, 4/1/33	50	57,482

		$1,417,087

Water and Sewer — 14.7%
New York Environmental Facilities Corp., Clean Water and Drinking Water, 5.00%, 6/15/31	$150	$173,821
New York Environmental Facilities Corp., Clean Water and Drinking Water, 5.00%, 6/15/32	500	571,780
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	500	538,320
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/45	500	535,265
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.50%, 6/15/22	25	29,458
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.625%, 6/15/24	300	355,005
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.625%, 6/15/27	50	58,265
Northeast Ohio Regional Sewer District, 5.00%, 11/15/38	500	554,625

		$2,816,539

Water Revenue — 1.5%
South Dakota Conservancy District, (Revolving Fund Program), 5.00%, 8/1/27	$250	$292,392

		$292,392

Total Tax-Exempt Investments — 96.3% (identified cost $17,404,993)		$18,495,655

Other Assets, Less Liabilities — 3.7%		$704,138

Net Assets — 100.0%		$19,199,793

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PSF	-	Permanent School Fund

At April 30, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	18.9%
New York	16.2%
Texas	10.7%
Others, representing less than 10% individually	50.5%

2

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.

(1)	When-issued security.

The Fund did not have any open financial instruments at April 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,402,889

Gross unrealized appreciation	$1,093,779
Gross unrealized depreciation	(1,013)

Net unrealized appreciation	$1,092,766

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$18,495,655	$—	$18,495,655
Total Investments	$—	$18,495,655	$—	$18,495,655

The Fund held no investments or other financial instruments as of January 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2014